Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheet [Abstract]
Accounts and notes receivable, allowances	$ 126	$ 129
Common stock, par value	$ 1	$ 1
Common stock, shares	438.9	438.9
Common stock held in treasury, shares	1.9	1.2